COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

14.                     COMMITMENTS AND CONTINGENCIES

Loan commitments

The Bank is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments include commitments to extend credit, which involve elements of credit and interest rate risk in excess of the amount recognized in the accompanying consolidated balance sheets.  The Bank’s exposure to credit loss is represented by the contractual amount of the instruments.  The Bank uses the same credit policies in making commitments as it does for on-balance sheet instruments.  Financial instruments whose contract amounts represent credit risk consist of the following:

	At December 31,
	2012	2011
	(In thousands)

Commitments to grant loans	$20,120	$6,083
Unadvanced funds on home equity lines of credit	9,242	8,980
Unadvanced funds on commercial lines of credit	5,110	2,555
Unadvanced funds on construction loans	8,337	6,473
Unadvanced funds on other unsecured personal lines of credit	449	473
Unadvanced funds on commercial real estate loans	1,137	—
Standby letters of credit	25	125

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The commitments for all lines of credit may expire without being drawn upon, therefore, the total commitment amounts do not necessarily represent future cash requirements.  The Bank evaluates each customer’s credit worthiness on a case-by-case basis.  Substantially all of these financial instruments, except for unadvanced lines of credit on unsecured personal loans and commercial lines of credit, are secured by real estate.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance by a customer to a third party.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  The maximum potential amount of the Bank’s obligation for standby letters of credit was $25,000 and $125,000 as of December 31, 2012 and 2011, respectively.  The Bank’s outstanding letters of credit generally have a term of less than one year.  If a letter of credit is drawn upon, the Bank may seek recourse through the customer’s underlying line of credit.  If the customer’s line of credit is also in default, the Bank may take possession of the collateral, if any, securing the line of credit.

Lease commitments

Pursuant to the terms of non-cancelable lease agreements in effect at December 31, 2012, pertaining to branch facilities, future minimum rental payments are as follows:

Years Ending
December 31,	Payments
(In thousands)

2013	$183
2014	183
2015	167
2016	55
2017	55
Thereafter	1,155

Total future minimum rental payments	$1,798

One of the leases contains an option to extend for ten additional years.  The cost of such rentals is not included above.

Rental expense, including cancelable leases, amounted to $189,000 and $195,000 for the years ended December 31, 2012 and 2011, respectively.

Employment agreements

The Bank and Company have entered into employment agreements with its Chief Executive Officer and Chief Financial Officer, with initial terms of thirty-six months, that generally provide for a specified minimum annual compensation and the continuation of benefits currently received upon certain termination events, including a change in control, as defined in the agreements.  The employment agreements may be terminated for cause, as defined, without incurring any continuing obligations.  The Company employment agreements do not provide duplicative benefits, but rather, reinforce the obligation of the Bank by providing for the payments required under the employment agreements to the extent that such payments are not or cannot be made by the Bank. The agreements with the Company do not have an automatic reduction in benefits in the event of an excess parachute payment, but such agreements also do not provide for a tax “gross up.” In addition, certain regulatory requirements that are only required to be included in employment agreements between the executives and the Bank are not included in the employment agreements with the Company.

The Bank has also entered into change in control agreements with four officers of the Bank with an initial term of twelve months, which provides for a lump sum severance payment, subject to certain conditions.  These agreements are automatically renewed annually unless a notice of non-renewal is issued upon recommendation from the Board of Directors.

Other contingencies

Various legal claims arise from time to time in the normal course of business which, in the opinion of management, will have no material effect on the Company’s consolidated financial position.